Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Description of trade accounts receivable [line items]
Trade accounts receivable	R$ 757,991		R$ 966,827
Carbon credits	7,306		2,998
Trade accounts receivable	765,297		969,825
Adjustment to present value	(32,456)		(34,472)
Allowance for doubtful accounts	(109,966)		(157,247)	R$ (155,341)	R$ (168,210)
Total	622,875		778,106
Current	501,821	R$ 501,329	669,237
Non-current	R$ 121,054	R$ 108,869	R$ 108,869